Cover	Jan. 15, 2021
Document Information [Line Items]
Entity Central Index Key	0000742112
Amendment Flag	false
Document Type	8-K
Document Period End Date	Jan. 15, 2021
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	IVC
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information [Line Items]
Entity Registrant Name	INVACARE CORPORATION
Entity Incorporation, State or Country Code	OH
Entity File Number	001-15103
Entity Tax Identification Number	95-2680965
City Area Code	(440)
Local Phone Number	329-6000
Entity Addresses [Line Items]
Entity Address, Address Line One	One Invacare Way
Entity Address, City or Town	Elyria
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44035